Capital stock of the Group (Details) - ₩ / shares	Dec. 31, 2017	Dec. 31, 2016
Capital stock of the Group [Abstract]
Number of authorized shares	1,000,000,000	1,000,000,000
Par value per share in won	₩ 5,000	₩ 5,000
Number of issued common stocks outstanding	474,199,587	474,199,587